Financial instruments - Fair values and risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Total financial assets	€ 5,847.5	€ 4,169.8	€ 4,548.8
Current derivative assets	2,133.9	94.4	349.5
Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value	2,226.3	109.8	352.8
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,621.2	4,060.0	4,196.0
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	2,226.3	109.8	352.8
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	2,733.4	3,863.3	3,875.4
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	2,733.4	3,863.3	3,875.4
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	812.4	100.1	237.8
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	812.4	100.1	237.8
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	31.2	23.1	6.4
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	31.2	23.1	6.4
Foriegn currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	128.2	90.2	147.2
Foriegn currency forward contracts | Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value	128.2	90.2	147.2
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	128.2	90.2	147.2
Jet fuel and carbon derivative contracts
Disclosure of financial assets [line items]
Total financial assets	2,098.1	19.6	205.6
Jet fuel and carbon derivative contracts | Financial instruments for which fair value is disclosed
Disclosure of financial assets [line items]
Total Fair Value	2,098.1	19.6	205.6
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	2,098.1	19.6	205.6
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	44.2	73.5	76.4
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 44.2	€ 73.5	€ 76.4